UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(All Share Classes)
(a series of Undiscovered Managers Funds)

Supplement dated June 18, 2010 to the
Prospectuses, dated December 31, 2009

Effective July 1, 2010, the “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan Realty Income Fund (the Fund) in the Fund’s Prospectuses are hereby replaced with the corresponding tables below.

For the Class A, Class B and Class C Shares Prospectus, the tables below replace the corresponding tables on pages 9 and 10 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C
Management Fees	0.75%		0.75%		0.75%
Distribution (Rule 12b-1) Fees	0.25		0.75		0.75
Other Expenses	0.81		0.80		0.82
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	56	0.	55	0.	57
Acquired Fund Fees and Expenses	0.01		0.01		0.01
Total Annual Fund Operating Expenses[1]	1.82		2.31		2.33
Fee Waivers and Expense Reimbursements[1]	(0.63)		(0.62)		(0.64)
Net Expenses[1]	1.19		1.69		1.69

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class A, Class B and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.18%, 1.68% and 1.68%, respectively, of their average daily net assets. This contract continues through 12/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 12/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	640	1,009	1,403	2,501
CLASS B SHARES ($)	672	962	1,379	2,475
CLASS C SHARES ($)	272	666	1,187	2,617

SUP-RIF-610

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	640	1,009	1,403	2,501
CLASS B SHARES ($)	172	662	1,179	2,475
CLASS C SHARES ($)	172	666	1,187	2,617

For the Class R5 Shares Prospectus, the tables below replace the corresponding tables on page 1 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R5
Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.68
Shareholder Service Fees	0.	05
Remainder of Other Expenses	0.	63
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.44
Fee Waivers and Expense Reimbursements[1]	(0.70)
Net Expenses[1]	0.74

1	The Fund’s investment, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.73% of their average daily net assets. This contract continues through 12/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 12/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	76	387	720	1,664

For the Institutional Class Shares Prospectus, the tables below replace the corresponding tables on page 7 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class
Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.67
Shareholder Service Fees	0.	10
Remainder of Other Expenses	0.	57
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.43
Fee Waivers and Expense Reimbursements[1]	(0.64)
Net Expenses[1]	0.79

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.78% of their average daily net assets. This contract continues through 12/31/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 12/31/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	81	389	721	1,658

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(All Share Classes)
(A series of Undiscovered Managers Funds)

Supplement dated June 18, 2010 to the
Statement of Additional Information dated December 31, 2009

Effective July 1, 2010, the following information replaces the first full paragraph and the table on page 62 of the Statement of Additional Information.

As described in the Prospectus, JPMorgan Chase Bank has contractually agreed that it will reimburse each Fund to the extent total annual operating expenses of the Institutional Class, Investor Class, Class A, Class B, Class C and Class R5 Shares (excluding interest, taxes, extraordinary expenses and expenses related to the current deferred compensation plan) exceed the following annual percentage rates of their respective average daily net assets:

Fund	Institutional Class	Investor Class		Class A	Class B	Class C	Class R5
Behavioral Growth Fund	1.30%	1.65%		1.65%	2.15%	2.15%	N/A	*
Behavioral Value Fund	1.40%	N/A	*	1.60%	2.10%	2.10%	N/A	*
Realty Income Fund	0.78%	N/A	*	1.18%	1.68%	1.68%	0.73%

*	The Fund does not currently offer such class.

These agreements have terms ending December 31, 2011.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-RIF-610